Cash flow information - Gross debt (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flow information
Restricted cash	¥ 2,280,499	¥ 3,440,289
Cash and cash equivalents	3,055,194	1,077,875	¥ 565,027	¥ 847,767
Financial assets at fair value through profit or loss	1,487,871	1,690,967
Lease liabilities (Note 17)	(134,219)	(189,689)
-due within one year	(86,104)	(101,889)
-due after one year	(48,115)	(87,800)
Borrowings-repayable within one year	(2,283,307)	(3,218,566)
Net debt	4,406,038	2,800,876	¥ 3,506,770	¥ 89,175
Cash and liquid investments	6,823,564	6,209,131
Gross debt-fixed interest rates	¥ (2,417,526)	¥ (3,408,255)